18. Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Total deposits with related parties	$ 5,679,969	$ 7,938,810
Amount of rental income received	62,092	60,660
Amount paid to CFSG	48,943	44,065
Amount paid to SERP	$ 1,412	$ 2,442